PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Text Block]
2.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31, 2013			December 31, 2012
		Accumulated	Net book		Accumulated	Net book
	Cost	depreciation	value	Cost	depreciation	value

Furniture and fixtures	$61,405	$(15,807)	$45,598	$20,854	$(10,334)	$10,520
Computers and equipment	52,275	(15,977)	36,298	15,171	(10,129)	5,042
Land	30,000	-	30,000	30,000	-	30,000
Site improvements	2,925,731	(2,006,347)	919,384	2,925,731	(1,459,137)	1,466,594
Site equipment	1,839,397	(976,435)	862,962	1,736,202	(653,759)	1,082,443
Vehicles	23,595	(23,595)	-	23,595	(21,236)	2,359
Building	500,000	(183,333)	316,667	500,000	(133,333)	366,667

	$5,432,403	$(3,221,494)	$2,210,909	$5,251,553	$(2,287,928)	$2,963,625

Depreciation expense was $934,518 and $900,540 for the years ended December 31, 2013 and 2012 respectively.